Summary of deferred revenue (Details) $ in Thousands	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Current	$ 120
Non-Current	914
Total	1,034
Pharmanovia [member]
IfrsStatementLineItems [Line Items]
Current	115
Non-Current	875
Total	990
NK Meditech Limited [member]
IfrsStatementLineItems [Line Items]
Current	5
Non-Current	39
Total	$ 44